Stockholders Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Stockholders Equity (Tables)
Schedule of stock warrant

	Warrant Shares	Weighted Average Exercise Price
Balance at June 30, 2018	11,645,654	$1.04
Granted	3,010,000	$1.51
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2019	14,655,664	$1.14
Granted	617,333	$0.86
Exercised	-	-
Forfeit or cancelled	-	-
Balance at September 30, 2019	15,272,997	$1.13

	Warrant Shares	Weighted Average Exercise Price
Balance at May 15, 2018 (inception)	-	$-
Granted	11,645,654	$1.04
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2018	11,645,654	$1.04
Granted	3,010,000	$1.51
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2019	14,655,664	$1.14

Schedule of fair value warrant
Expected life:	1 to 2 years
Volatility:	102% to 269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57 to 2.44	%***

Expected life:	1 to 2 years
Volatility:	267% to 269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57 to 2.44	%***

Schedule of optoin issued

Options Granted	# of Options	Weighted Average strike price	Weighted Average Grant date fair value	Weighted Average remaining life (in years)
Outstanding as of 7/1/2019	1,455,000	0.52	725,000	4.59
Granted	100,000	0.02	19,000	0.33
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding as of 9/30/2019	1,555,000	0.48	745,000	4.35
Vested as of 9/30/2019	953,000	0.51	487,000	4.67

Options Granted	# of Options	Weighted Average strike price	Weighted Average Grant date fair value	Weighted Average remaining life (in years)
Outstanding as of 7/1/2018	-	-	-	-
Granted	1,455,000	0.52	725,000	4.59
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding as of 6/30/2019	1,455,000	0.52	725,000	4.59

Vested as of 6/30/2019	672,000	0.52	335,000	4.59

Schedule of fair value option
Expected life:	5	years
Volatility:	102% to 267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.43 to 2.57	%***

Expected life:	5 years
Volatility:	267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.43 to 2.57	%***